Income Tax Expense (Benefit) - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (benefit)
Current year	₩ 199,591	₩ 117,215	₩ 193,691
Adjustment for prior years	163,570	(55,410)	(35,787)
Current tax expense (benefit)	363,161	61,805	157,904
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	60,233	(321,333)	(963,385)
Change in unrecognized deferred tax assets	(38,053)	(266,771)	333,317
Deferred tax expense (benefit)	22,180	(588,104)	(630,068)
Income tax expense (benefit)	₩ 385,341	₩ (526,299)	₩ (472,164)